Goldman Sachs International Equity Dividend and Premium Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs International Equity Dividend and Premium Fund	Dec. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 665
Expense Example, with Redemption, 3 Years	977
Expense Example, with Redemption, 5 Years	1,312
Expense Example, with Redemption, 10 Years	2,256
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	682
Expense Example, with Redemption, 5 Years	1,193
Expense Example, with Redemption, 10 Years	2,599
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	621
Expense Example, with Redemption, 10 Years	1,406
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	674
Expense Example, with Redemption, 10 Years	1,526
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	$ 1,395